Additional Paid-in Capital (Details) - Schedule of Additional Paid-in Capital - Incannex Australia [Member] - USD ($) $ in Thousands	9 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Jun. 30, 2023		Jun. 30, 2022
Additional Paid-in Capital (Details) - Schedule of Additional Paid-in Capital [Line Items]
Opening balance	$ 116,290		$ 69,074		$ 69,074		$ 38,689
Options issued to advisors		[1]	476	[1]	476	[2]
Issues of new options – placement					71
Equity instruments issued to management and directors	5,714	[3]	1,631	[3]	2,149	[4]	1,009	[4]
Share placements		[5]	8,830	[5]	8,829	[6]	290	[6]
Share issued to advisors		[7]	2,050	[7]	2,050	[8]	320	[8]
Asset acquisition shares issued		[9]	34,170	[9]	34,170	[8],[10]		[10]
Issuance costs		[11]	(531)	[11]	(529)	[12]	(279)	[12]
Ending balance	$ 122,004		$ 115,700		$ 116,290		$ 69,074

[1]	In August 2022, Incannex Australia issued 9,000,000 options to Ryba LLC pursuant to the mandate executed between the parties in November 2021. As the transaction between the Company and APIRx was deemed complete in August 2022, the options were issued then.
[2]	In August 2022, Incannex Australia issued 9,000,000 options to Ryba LLC pursuant to the mandate executed between the parties in November 2021. As the transaction between the Company and APIRx was deemed complete in August 2022, the options were issued then.
[3]	Relates to the amortization of shares and options issued as share-based payments during the current and prior periods.
[4]	Relates to the amortization of shares and options issued as share-based payments during the current and prior periods.
[5]	In December 2022, Incannex Australia raised $8.83 million from a placement of 634,146 ordinary shares to institutional and professional investors in a private placement.
[6]	In December 2022, Incannex Australia raised $8.83 million from a placement of 634,146 ordinary shares to institutional and professional investors in a private placement.
[7]	In August 2022, Incannex Australia issued 130,902 ordinary shares to Ryba LLC as lead M&A Advisors on the APIRx acquisition.
[8]	In August 2022, Incannex Australia issued 130,902 ordinary shares to Ryba LLC as lead M&A Advisors on the APIRx acquisition.
[9]	In August 2022, Incannex Australia completed the acquisition on APIRx Pharmaceuticals via the issuance of 2,181,695 ordinary shares of Incannex Australia to the owners of APIRx in an all–scrip transaction.
[10]	In August 2022, Incannex Australia completed the acquisition on APIRx Pharmaceuticals via the issuance of 2,181,695 ordinary shares of Incannex Australia to the owners of APIRx in an all–scrip transaction.
[11]	In December 2022, Incannex Australia paid a commission of $530 to Bell Potter, as placement agent, for its services leading the private placement completed that month.
[12]	In December 2022, Incannex Australia paid a commission of $530 to Bell Potter, as placement agent, for its services leading the private placement completed that month.